Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	LGBTQ Loyalty Holdings, Inc.
Entity Central Index Key	0001510247
Amendment Flag	false
Document Type	S-1
Document Period End Date	Mar. 31, 2019
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Entity Ex Transition Period	false
Entity Small Business	true